Employee Option Plans (Tables)	12 Months Ended
Dec. 31, 2023
Employee Option Plans (Tables) [Line Items]
Schedule of Share-Based Compensation Expense Resulting from Stock Options Grants	The following table sets forth the breakdown of share-based compensation expense resulting from such grants, as included in the consolidated statements of profit or loss:
	Year ended December 31,
	2023	2022	2021

General and administrative expenses	$18,622	$14,953	$14,767
	$18,622	$14,953	$14,767

Schedule of Options Outstanding Separated into Ranges of Exercise Price and Exercise Price Categories	The options outstanding as of December 31, 2023, have been separated into exercise price categories, as follows:
Ranges of Exercise price	Options outstanding	Weighted average remaining contractual life	Options exercisable	Weighted average exercise price of exercisable options
$		(Years)		$
0.28	3,238	6.92	1,736	0.28
455	297	6.99	111	455
1,822	493	6.99	-	-
	4,028	6.94	1,847	$27.72

Schedule of the RSU Activities	A summary of the RSU activities in Sapiens in the year ended on December 31, 2023, is as follows:
		Weighted Average
	Amount of	Grant-Date Fair
	options	value

Unvested at January 1, 2023	139,144	$26.56
Granted	7,500	19.96
Vested	(34,329)	24.47
Expired and forfeiture	(39,492)	24.56

Unvested at December 31, 2023	72,823	$27.95

Matrix [Member]
Employee Option Plans (Tables) [Line Items]
Schedule of Matrix IT's Employee Stock-Based Compensation Activity	The following table summarizes Matrix IT’s employee stock-based compensation activity during the year ended December 31, 2023:
	Number of options, RSU and RS	Weighted average exercise price ($)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2023	398,878	7.66	0.9	5,144
Granted	1,340,000	14.17	5	8,363
Expired and forfeited	(45,000)	19.68
Exercised	(398,878)	7.66		5,135

Outstanding at December 31, 2023	1,295,000	13.6	4.16	7,336
Exercisable at December 31, 2023	-	-	-	-

Sapiens [Member]
Employee Option Plans (Tables) [Line Items]
Schedule of Sapiens' Stock-Based Compensation Activity	The following table summarizes Sapiens’ stock-based compensation activity during the year ended December 31, 2023:
	Amount of options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value
Outstanding at January 1, 2023	2,132,763	21.51	3.30	5,531
Granted	429,500	21.09
Exercised	(558,695)	9.54
Expired and forfeited	(58,068)	14.59

Outstanding at December 31, 2023	1,945,500	24.52	3.71	9,118

Exercisable at December 31, 2023	796,425	24.78	3.13	3,604

Schedule of Options Outstanding Separated into Ranges of Exercise Price and Exercise Price Categories	The options outstanding under Sapiens’ stock option plans as of December 31, 2023 have been separated into ranges of exercise price as follows:
Ranges of exercise price	Options Outstanding	Weighted Average remaining contractual term	Weighted Average exercise price	Options Exercisable	Weighted Average exercise price of Options Exercisable
$		(Years)	$		$

8.49	15,000	0.60	8.49	15,000	8.49
9.49-13.88	52,000	1.36	11.49	52,000	11.49
18.26-22.03	816,500	4.86	20.00	188,425	20.93
22.71-27.28	271,250	2.77	23.43	182,500	22.69
28.6-31.06	723,750	3.29	28.95	325,000	29.12
33.48	67,000	3.92	33.48	33,500	33.48

	1,945,500	3.71	24.52	796,425	24.78

Magic Software [Member]
Employee Option Plans (Tables) [Line Items]
Schedule of the RSU Activities
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2023	26,250	$0.91	5.95	$397
Granted	-	-
Forfeited	(20,000)	3.51
Exercised	(6,250)	-

Outstanding at December 31, 2023	-	$-	-	$-

Exercisable at December 31, 2023	-	$-	-	$-
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2023	4,028	$264.67	7.94	$7,499
Granted	-

Outstanding at December 31, 2023	4,028	256.79	6.94	7,276

Exercisable at December 31, 2023	1,847	$27.72	6.93	$3,760